Operating expenses, Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expense [Abstract]
Operating expenses	$ 66,753	$ 70,620	$ 68,554
Insurance	6,241	7,974	6,875
Total vessel operating expenses	$ 72,994	$ 78,594	$ 75,429